NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (693)
Non-controlling interest, at ending	(703)
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(693)	$ (650)
Net loss attributable to non-controlling interest	(10)	(14)
Non-controlling interest, at ending	$ (703)	$ (664)